CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares issued	112,357,348	112,198,693
Treasury stock, shares	31,697,498	31,519,768